Property and Equipment, Net (Details) - Schedule of property and equipment - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	¥ 189,673	¥ 169,347
Less: accumulated depreciation	(49,003)	(42,343)
Property and equipment, net	140,670	127,004
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	94,219	94,004
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	40,802	35,597
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	16,452	8,872
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	30,122	23,547
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	4,867	4,116
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	¥ 3,211	¥ 3,211